Taxation (Movement of the Aggregate Valuation Allowances for Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Balance as of the beginning of period	$ 28,834	$ 32,744	$ 32,534
Additions charged to expense	8,451	18,391	7,588
Deletions credited to expense	(4,298)	(24,078)	(5,285)
Currency translation	(1,509)	1,777	(2,093)
Balance as of the end of period	$ 31,478	$ 28,834	$ 32,744